Significant accounting policies - Schedule of Subsidiaries (Details)					12 Months Ended
	Jan. 10, 2017	Jan. 05, 2017	Jul. 19, 2016	Jan. 18, 2010	Dec. 31, 2022	Dec. 31, 2021
Ballard Motive Solutions
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%
Guangzhou Ballard Power Systems Co., Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary	100.00%				100.00%	100.00%
Ballard Power Systems Europe A/S
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary		100.00%		45.00%	100.00%	100.00%
Ballard Hong Kong Ltd.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary			100.00%		100.00%	100.00%
Ballard US Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%
Ballard Services Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%
Ballard Fuel Cell Systems Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%
Ballard Power Corporation
Disclosure of joint ventures [line items]
Proportion of ownership interest in subsidiary					100.00%	100.00%